Subsequent Events (Details)					6 Months Ended
		Sep. 17, 2026	Sep. 08, 2026	Aug. 21, 2026 $ / shares shares	Jun. 30, 2026 RM / shares $ / shares shares	Jun. 30, 2026 $ / shares shares		Jun. 30, 2025 RM / shares shares		Dec. 31, 2025 $ / shares
Subsequent Events [Line Items]
Par value | $ / shares					$ 0.003	$ 0.003				$ 0.003
Weighted average number of ordinary shares basic (in Shares)	[1]				1,015,516	1,015,516		500,000
Weighted average number of ordinary shares diluted (in Shares)	[1]				1,015,516	1,015,516		500,000
Earnings and loss per share basic | (per share)					$ (5.74)	$ (1.41)	[1]	RM 3.76	[1]
Earnings and loss per share diluted | (per share)	[1]				$ (5.74)	$ (1.41)		RM 3.76
Previously Reported [Member]
Subsequent Events [Line Items]
Weighted average number of ordinary shares basic (in Shares)					30,465,470	30,465,470		15,000,000
Weighted average number of ordinary shares diluted (in Shares)					30,465,470	30,465,470		15,000,000
Earnings and loss per share basic | RM / shares					$ (0.19)			RM 0.13
Earnings and loss per share diluted | RM / shares					$ (0.19)			RM 0.13
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares				40
Par value | $ / shares				$ 0.004
Consolidation ratio		1-for-30	1-for-40
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Par value | $ / shares				0.0001
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Par value | $ / shares				$ 0.0001

[1]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12 and Note 18.